Contributed Equity - Additional Information (Details) - $ / shares		6 Months Ended
	Jun. 22, 2026	Jun. 30, 2026	Jan. 31, 2025	Nov. 30, 2024
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price	$ 0.16
Number of shares issued	129,334,163
Ordinary Shares | Yorkville
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued		18,700,876
Institutional Placement | Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued				74,100,000
Phillips 66 Company | Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued			12,800,000
Placement Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares		129,334,163
Exercise of Share Rights
Disclosure Of Classes Of Share Capital [Line Items]
Vesting of share rights		1,008,567
Exercise of Performance Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares		2,444,516
Exercise of Performance Rights | Non-KMP
Disclosure Of Classes Of Share Capital [Line Items]
Number of vested performance rights		2,444,516
Conversion of Convertible Debentures
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares		18,700,876
Conversion of Convertible Debentures | Yorkville
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares		5,000,000